Significant capital and funding transactions - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions				6 Months Ended
	Feb. 24, 2022	Jan. 25, 2022	Nov. 05, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of Significant Capital and Funding Transactions [Line Items]
Proceeds from issue of preference shares				$ 749	$ 1,247
First Preferred Shares Series BT [Member]
Disclosure of Significant Capital and Funding Transactions [Line Items]
Preference shares percentage of premium			2.71%
Preference Shares Yield Adjustment			5-year Government of Canada bond yield plus a premium of 2.71%
Preferred shares per share issue price			$ 1,000
Term of preferred shares			5 years
Number of shares issued			750,000
Proceeds from issue of preference shares			$ 750
Preferred shares initial period annual yield			4.20%
Series BJ Non-Cumulative First Preference Shares [Member]
Disclosure of Significant Capital and Funding Transactions [Line Items]
Number of shares redeemed	6,000,000
Redemption price per share	$ 25.75
Subordinated debentures [member]
Disclosure of Significant Capital and Funding Transactions [Line Items]
Interest rate		2.94%
Earliest par value redemption date		May 03, 2027
Proceeds from issuance of subordinated debentures		$ 1,000
Borrowings adjustment to interest rate basis		0.76%
Borrowings, interest rate basis		three-month Canadian Dollar Offered Rate plus 0.76%
Maturity		May 3, 2032
Subordinated debentures issuance date		Jan. 25, 2022